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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-07108

                   ALLIANCE WORLD DOLLAR GOVERNMENT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS.


                                       2

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Alliance World Dollar Government Fund
Portfolio of Investments
January 31, 2007 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------

SOVEREIGN DEBT OBLIGATIONS - 92.1%
Argentina - 5.0%
Republic of Argentina
   5.589%, 8/03/12 (a)                                  US$ 1,142   $  1,084,519
   8.28%, 12/31/33 (b)                                      4,310      4,950,420
   Series V
   7.00%, 3/28/11                                             390        385,244
                                                                    ------------
                                                                       6,420,183
                                                                    ------------
Brazil - 15.8%
Republic of Brazil
   7.125%, 1/20/37                                          5,071      5,337,228
   8.00%, 1/15/18                                             873        964,228
   8.25%, 1/20/34                                           4,592      5,469,072
   8.875%, 10/14/19 - 4/15/24                               3,133      3,822,052
   11.00%, 8/17/40                                          3,574      4,699,810
                                                                    ------------
                                                                      20,292,390
                                                                    ------------
Bulgaria - 0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (c)                                         425        497,250
                                                                    ------------
Colombia - 2.6%
Republic of Colombia
   7.375%, 9/18/37                                            748        792,880
   10.75%, 1/15/13                                            376        462,104
   11.75%, 2/25/20                                          1,453      2,090,867
                                                                    ------------
                                                                       3,345,851
                                                                    ------------
Costa Rica - 0.4%
Republic of Costa Rica
   8.05%, 1/31/13 (c)                                         258        281,220
   8.11%, 2/01/12 (c)                                         239        260,510
                                                                    ------------
                                                                         541,730
                                                                    ------------
Dominican Republic - 0.4%
Dominican Republic
   8.625%, 4/20/27 (c)                                        465        531,262
                                                                    ------------
El Salvador - 1.1%
Republic of El Salvador
   7.625%, 9/21/34 (c)                                        352        403,040
   7.65%, 6/15/35 (c)                                         509        572,625
   8.50%, 7/25/11 (c)                                         425        471,325
                                                                    ------------
                                                                       1,446,990
                                                                    ------------


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Indonesia - 2.3%
Republic of Indonesia
   6.75%, 3/10/14 (c)                                       1,150      1,190,250
   6.875%, 3/09/17 (c)                                        539        565,950
   7.25%, 4/20/15 (c)                                         307        329,257
   7.50%, 1/15/16 (c)                                         380        413,820
   8.50%, 10/12/35 (c)                                        370        452,325
                                                                    ------------
                                                                       2,951,602
                                                                    ------------
Jamaica - 0.7%
Government of Jamaica
   9.25%, 10/17/25                                            118        133,930
   10.625%, 6/20/17                                           656        793,760
                                                                    ------------
                                                                         927,690
                                                                    ------------
Lebanon - 1.2%
Lebanese Republic
   7.875%, 5/20/11 (c)                                        330        325,462
   10.125%, 8/06/08 (c)                                       979      1,005,923
   11.625%, 5/11/16 (c)                                       148        175,380
                                                                    ------------
                                                                       1,506,765
                                                                    ------------
Malaysia - 2.5%
Malaysia
   7.50%, 7/15/11                                           2,987      3,228,371
                                                                    ------------
Mexico - 14.8%
United Mexican States
   7.50%, 1/14/12                                           1,075      1,164,225
   8.125%, 12/30/19                                         3,779      4,538,579
   11.375%, 9/15/16                                         1,607      2,277,922
   Series A
   6.375%, 1/16/13                                            555        572,760
   6.75%, 9/27/34                                             715        757,900
   8.00%, 9/24/22                                           5,594      6,693,221
   9.875%, 2/01/10                                          2,687      3,013,471
                                                                    ------------
                                                                      19,018,078
                                                                    ------------
Morocco - 0.2%
Kingdom of Morocco Loan Participation
   Series A
   6.344%, 1/01/09 (a)                                        308        245,882
                                                                    ------------
Panama - 3.0%
Republic of Panama
   6.70%, 1/26/36                                             411        415,110
   7.125%, 1/29/26                                            788        833,310
   7.25%, 3/15/15                                             420        449,400
   8.875%, 9/30/27                                            948      1,182,630
   9.375%, 7/23/12 - 4/01/29                                  719        901,498
                                                                    ------------
                                                                       3,781,948
                                                                    ------------


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Peru - 4.5%
Republic of Peru
   7.35%, 7/21/25                                           1,869      2,049,358
   8.375%, 5/03/16                                          1,208      1,404,300
   8.75%, 11/21/33                                          1,442      1,834,945
   9.875%, 2/06/15                                            350        436,625
                                                                    ------------
                                                                       5,725,228
                                                                    ------------
Philippines - 5.1%
Republic of Philippines
   7.50%, 9/25/24                                             700        760,375
   7.75%, 1/14/31                                             749        840,753
   9.50%, 10/21/24 - 2/02/30                                1,283      1,684,664
   9.875%, 1/15/19                                            725        931,625
   10.625%, 3/16/25                                         1,641      2,316,271
                                                                    ------------
                                                                       6,533,688
                                                                    ------------
Russia - 19.3%
Russian Federation
   5.00%, 3/31/30 (c)(d)                                    8,443      9,371,730
   11.00%, 7/24/18 (c)                                      3,170      4,514,080
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                          10,205      9,861,092
   Series VII
   3.00%, 5/14/11                                           1,080        970,704
                                                                    ------------
                                                                      24,717,606
                                                                    ------------
South Africa - 0.3%
Republic of South Africa
   7.375%, 4/25/12                                            396        426,195
                                                                    ------------
Turkey - 5.1%
Republic of Turkey
   6.875%, 3/17/36                                          1,502      1,421,268
   7.00%, 6/05/20                                           2,550      2,550,000
   7.375%, 2/05/25                                          1,196      1,219,920
   8.00%, 2/14/34                                             140        150,325
   11.00%, 1/14/13                                            933      1,140,592
                                                                    ------------
                                                                       6,482,105
                                                                    ------------
Ukraine - 0.8%
Government of Ukraine
   6.58%, 11/21/16 (c)                                        491        492,228
   7.65%, 6/11/13 (c)                                         503        539,467
                                                                    ------------
                                                                       1,031,695
                                                                    ------------
Uruguay - 2.1%
Republic of Uruguay
   7.625%, 3/21/36                                            200        216,000
   7.875%, 1/15/33 (e)                                        615        673,293
   8.00%, 11/18/22                                            872        972,280
   9.25%, 5/17/17                                             690        833,175
                                                                    ------------
                                                                       2,694,748
                                                                    ------------
Venezuela - 4.5%
Republic of Venezuela
   5.75%, 2/26/16                                             474        432,069
   6.00%, 12/09/20                                            183        164,242


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   7.00%, 12/01/18 (c)                                      1,036      1,010,100
   7.65%, 4/21/25                                           1,000      1,040,000
   8.50%, 10/08/14                                            118        128,325
   9.25%, 9/15/27                                           1,437      1,760,325
   10.75%, 9/19/13                                            964      1,159,210
                                                                    ------------
                                                                       5,694,271
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $108,147,274)                                               118,041,528
                                                                    ------------
CORPORATE DEBT OBLIGATIONS - 0.9%
Malaysia - 0.9%
Petronas Capital Ltd.
   7.00%, 5/22/12 (c)
   (cost $1,135,060)                                        1,053      1,122,814
                                                                    ------------

                                                          Shares
                                                        ---------
WARRANTS - 0.3%
Central Bank of Nigeria, expiring 11/15/20 (f)              1,250        312,500
Republic of Venezuela, expiring 4/15/20 (f)                20,599              0
                                                                    ------------
Total Warrants
   (cost $0)                                                             312,500
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 3.5%
Time Deposit - 3.5%
The Bank of New York
   4.25%, 2/01/07                                       $     540        540,000
Society Generale
   5.29%, 2/01/07                                           4,000      4,000,000
                                                                    ------------
Total Short-Term Investments
   (cost $4,540,000)                                                   4,540,000
                                                                    ------------
Total Investments - 96.8%
   (cost $113,822,334)                                               124,016,842
Other assets less liabilities - 3.2%                                   4,152,864
                                                                    ------------
Net Assets - 100.0%                                                 $128,169,706
                                                                    ------------

CREDIT DEFAULT SWAP CONTRACTS

                            Notional                               Unrealized
Swap Counterparty &          Amount    Interest   Termination    Appreciation/
Referenced Obligation        (000)       Rate         Date      (Depreciation)
-------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global
   Markets, Inc.
   (Republic of Hungary
   4.50% 2/6/13)             $  350       0.50     % 11/26/13      $ (4,077)
JPMorgan Chase
   (Federal Republic of
   Hungary 4.75%
   2/3/15)                   $1,490       0.30     % 10/20/15      $  7,416


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Sale Contracts:
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil
   12.25% 3/6/30)             2,583       1.98        4/20/07        24,890
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil
   12.25% 3/6/30)             2,540       3.09        8/20/10       229,931
Citigroup Global
   Markets, Inc.
   (Republic of
   Philippines 10.625%
   3/16/25)                     520       4.95        3/20/09        49,591
Credit Suisse First
   Boston (Federal
   Republic of Venezuela
   9.25% 9/15/27)               950       3.17       10/20/15        51,045
Credit Suisse Markets,
   Inc. (Federal Republic
   of Brazil 12.25%
   3/6/30)                      775       6.90        6/20/07        26,290
Deutsche Bank AG
   London (Federal
   Republic of Brazil
   12.25% 3/6/30)             2,583       1.90        4/20/07        23,845
Morgan Stanley (Federal
   Republic of Brazil
   10.125% 5/15/27)             800      17.75        2/13/08       209,706

REVERSE REPURCHASE AGREEMENTS

Broker           Interest Rate   Maturity     Amount
--------------   -------------   --------   ----------
JPMorgan Chase       0.85 %      12/31/07   $4,638,128

(a) Floating Rate Security. Stated interest rate was in effect at January 31, 2007.

(b) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $4,368,418.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $24,526,018 or 19.1% of net assets.

(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2007.

(e)  Pay-In-Kind Payments (PIK).

(f)  Non-income producing security.


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar
Government Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial
    Officer

Date: March 26, 2007


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

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of Alliance World Dollar Government Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-------------------------------------
Marc O. Mayer
President

Date: March 26, 2007


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                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of Alliance World Dollar Government Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007


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